Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (11,178)	$ (9,678)	$ (19,067)
Total property and equipment, net	411,657	293,135	293,933
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			13,043
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,180	14,180	21,899
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			8,940
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,112	3,051	4,058
Tooling, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,916	8,868	5,451
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	337	337	583
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,027	1,032	7,095
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	383	297	298
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 391,880	$ 275,048	$ 251,633